Commitments (Tables)	3 Months Ended
Mar. 31, 2023
Schedule of expected future minimum lease payments

Significant expenditure contracted for at the end of the reporting period but not recognized as liabilities is as follows:

TOTAL
$
Less than 1 year	9,224
1 - 3 years	1,982
4 - 5 years	29
More than 5 years	-
11,235